Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,664,584.38
Total Fee Amount	9,068.28
Total Offset Amount	0.00
Net Fee	$ 9,068.28
Offering Table N/A
Offset Table N/A	N/A